7A. Long term investments	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
7A. Long term investments
	2015
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

	2014
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

The balance of investments has their market values close to their book balance.